Principal accounting policies (Lease liabilities are as at beginning of period reconciled to the operating lease commitments as at end of last period) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Principal accounting policies
Lease liabilities as at 1 January 2019	¥ 5,482,346	¥ 4,712,670	¥ 2,216,792